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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000


                                        November 22, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re: MFS(R)Series Trust II (File Nos. 33-7637 and 811-4775), on Behalf of MFS(R)Emerging Growth Fund

Ladies and Gentlemen:

         This letter serves as notification of the existence of a Spanish language version of the Supplement dated November 1, 2000 to the current Prospectus of the above-named fund. The Supplement was filed electronically with the Securities and Exchange Commission on November 1, 2000, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-00-000501).

         Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Supplement filed as described above is a fair and accurate English translation of the corresponding foreign language document.

         Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant Secretary Pro Tempore
                                         and Assistant Clerk Pro Tempore
                                         of the Trust